Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Trading Symbol	WGP
Entity Registrant Name	Western Gas Equity Partners, LP
Entity Central Index Key	0001423902
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY